Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Basic And Diluted Net Income Loss Per Share Abstract
Diluted	$ (0.04)	$ 0.04
Diluted	0.00	(0.01)
Diluted	$ (0.04)	$ 0.03